Subsequent Events	12 Months Ended
Mar. 31, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
Subsequent Events
27	Subsequent events

Subsequent to the end of the reporting period, the price of bitcoin and other cryptocurrencies experienced a significant downturn. Pursuant to IAS 2, the Company anticipates a fair value loss may be recorded on its cryptocurrencies held according to the decrease in the market price of cryptocurrencies since April 2022.

On May 10, 2022, the Company granted 200,000 and 500,000 share purchase warrants to an employee of the Company and consultants, respectively. The share purchase warrants are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On June 30, 2022, the Company implemented its 2022 Performance Incentive Plan (the “Plan”). The Plan and a form of Share Unit Award Agreement (the “Award Agreement”) have been approved by the Board of Directors of the Company for use in connection with the grant of share units of the Company to be issued under the Plan. Under the Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each the ordinary shares of the Company are reserved for issuance for purposes of the Plan, subject to adjustments as contemplated by the Plan. No ordinary shares have been issued under the Plan as of the date of this financial statements.

On June 30, 2022, the Company entered into a private placement agreement with certain investors, including directors and senior members of management of the Company. Pursuant to the private placement agreement, each purchaser agrees to subscribe for and purchase, and the Company agrees to issue and sell, number of ordinary shares of the Company of par value US$0.0001 per share and certain warrants, to purchase an aggregate number of ordinary shares that equals twice the number of the subscription shares. The aggregate purchase price payable by all of the purchasers will be no more than US$3,300,000. The subscription warrants are exercisable after vesting, in whole or in part, by the purchaser within a period of five years. The vesting of the warrants will be conditioned on the attainment of the performance goals of the Company. As of the filing of this financial statements, no subscription warrants have vested.

As of August 14, 2022, The aggregate notional amount of derivative products of Metalpha Limited issued is approximately US$198.30 million. The aggregate value of the products issued to Antalpha Technologies Limited is approximately US$137.08 million.